Accrued liabilities and other payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Payroll and welfare	$ 26,951	$ 24,821
Tax levies	17,829	9,622
Deferred consideration payable for acquisition of Hupu	9,850
Payables for advertisement	9,825	5,488
Payables related to share repurchase	2,961	2,867
Payables for office building	244	2,046
Professional service fees	1,492	1,235
Legal and litigation related expenses (Note 26)	2,723	671
Payables to joint membership partners	3,561	1,491
Payables for acquisition of long-term investments	2,350	696
Others	3,548	3,156
Total	81,334	52,093
Non-current:
Deferred consideration payable for acquisition of Hupu	2,748
Rental deposits	782	480
Total	$ 3,530	$ 480